STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of share warrants outstanding

The following table summarizes our warrants outstanding as of June 30, 2018 and December 31, 2017:

	June 30,		December 31,
	2018		2017
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	1,209,025	$0.21	$1,551,356	$0.18
Warrants issued to consultants	50,004		132,669
Warrants exercised	—		(475,000)
Warrants outstanding, end of period	1,259,029	$0.29	1,209,025	$0.21
Warrants exercisable, end of period	1,259,029	$0.29	1,209,025	$0.21

Summary of stock options outstanding

The following table summarizes our stock options outstanding as of both June 30, 2018 and December 31, 2017, respectively:

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding at January 1, 2017	3,680,000	8.9	$0.28
Issued	3,957,500	9.9	0.64
Exercised	(1,000,000)
Expired	—
Stock options outstanding at December 31, 2017	6,637,500	8.7	$0.57
Stock options exercisable at December 31. 2017	6,637,500	8.7	0.57
Stock options outstanding at December 31, 2017	6,637,500
Issued	20,195,000	9.8	0.83
Exercised	—
Expired	—
Stock options outstanding at June 30, 2018	26,832,000	9.9	0.75
Stock options exercisable at June 30, 2018	25,080,000	9.5	$0.74

The following table summarizes our stock options outstanding as of both December 31, 2017 and 2016, respectively:

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding at December 31, 2015	600,000	9.8	$0.70
Issued	3,080,000	10.0	$0.20
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding at December 31, 2016	3,680,000	8.9	$0.28
Issued	3,957,500
Exercised	(1,000,000)
Expired	—
Stock options exercisable at December 31, 2017	6,637,500	8.7	$0.57

Stock Options [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

We calculated the fair value of each option to be approximately $0.91 per option utilizing the Black Scholes option pricing model and the following range of assumptions on the date of valuation:

Stock price	$1.05
Exercise price	$1.08
Risk free interest rate	2.8%
Expected term (years)	5-10
Expected volatility	197%
Expected dividends	0%

We calculated the fair value of each option to be approximately $0.59 per option utilizing the Black Scholes option pricing model and the following range of assumptions on the date of valuation:

Stock price	$0.71
Exercise price	$0.95
Risk free interest rate	2.68 - 2.79%
Expected term (years)	5
Expected volatility	210% - 214%
Expected dividends	0%

We calculated the fair value of each option to be approximately $0.70 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Stock Incentive Plan 2014 [Member] | Stock Options [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

We calculated the fair value of each option to be approximately $0.20 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Warrant [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

666,667 warrants issued during the year ended December 31, 2017 were valued utilizing the Black Scholes option pricing model and the following range of assumptions on the date of valuation:

Stock price	$0.16 - $2.18
Exercise price	$0.18
Risk free interest rate	1.01% - 1.37%
Expected term (years)	5
Expected volatility	322% - 504%
Expected dividends	0%

50,004 warrants issued during the six months ended June 30, 2018 were valued utilizing the Black Scholes option pricing model and the following range of assumptions on the date of valuation:

Stock price	$0.16 - $2.18
Exercise price	$0.18
Risk free interest rate	1.01% - 1.37%
Expected term (years)	5
Expected volatility	322% - 504%
Expected dividends	0%

Stock price	$0.16 - $2.18
Exercise price	$0.18
Risk free interest rate	1.01% - 1.37%
Expected term (years)	5
Expected volatility	322% - 504%
Expected dividends	0%

Summary of share warrants outstanding

The following table summarizes our share warrants outstanding as of December 31, 2017 and 2016:

	Year Ended December 31,
	2017		2016
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	1,551,356	$0.18	$3,000,000	$12.00
Warrants issued to consultants	132,669	—	666,667	0.18
Cashless warrants issued upon conversion of Slainte note	—	—	1,584,689	—
Warrants exercised	(475,000)	—	(700,000)	—
Expired	—	—	(3,000,000)	—
Warrants outstanding, end of period	1,209,025	$0.21	1,551,356	$0.18
Warrants exercisable, end of period	1,209,025	$0.21	1,551,356	$0.18